Other Income, Net	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Other Income, Net	OTHER INCOME, NET

($ millions)	2025	2024
Equity component of AFUDC	174	139
Non-service component of net periodic benefit cost	80	73
Gain on derivatives, net	46	1
Interest income (1)	43	64
Equity income	15	14
Net foreign exchange gain (loss)	13	(10)
Pre-tax loss on dispositions (Note 21)	(32)	—
Other	1	7
	340	288
(1)    Includes interest on short-term deposits, as well as interest on regulatory deferrals, including the PPFAC at TEP and UNS Electric